Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Foreign Offices and Subsidiaries) (Detail) - Foreign Offices and Subsidiaries [Member] - Pension Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 251,936		¥ 262,681
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		132,560		160,798
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		119,188		101,728
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		188		155		¥ 760
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		43,302		22,026
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		38,687		17,945
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		4,615		4,081
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		100,462		81,968
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		100,462		81,968
Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets				887
Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets				887
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		21,221		42,981
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		20,569		42,166
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		652		815
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	82,330		109,795
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		73,286		99,798
Other Investment Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		9,044		9,997
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		4,621		5,024
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		18		2
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		4,415		4,867
Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 188		¥ 155		¥ 760
MUAH [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets			¥ 68,556		¥ 93,821
MUAH [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets					¥ 516

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥93,821 million and ¥516 million, respectively, which were held by MUFG Americas Holdings at December 31, 2017 and ¥68,556 million and nil, respectively, at December 31, 2018.